Financial instruments - fair values and risk management - Summary of Fair Value Hierarchy Carrying Amounts Of Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value Mandatorily at FVTPL	€ 0	€ 2,665
Financial assets at amortised cost	784,455	503,769
Financial liabilities at amortised cost	930,885	729,631
Investments in equity instruments designated at fair value through other comprehensive income	2,605
Financial liabilities mandatorily measured at fair value through profit or loss	8,436
Bank overdrafts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	73	95
Loans and borrowings (excluding lease liabilities) [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	411,379	411,006
Deferred consideration [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	7,714	13,993
Trade and other payables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	511,719	304,537
Trade and other payables [Member] | For Capitalized Licenses [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	441,366	239,226
Contingent consideration [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities mandatorily measured at fair value through profit or loss	8,436
Loans Receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value Mandatorily at FVTPL	0	2,665
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	742,773	385,542
Trade and other receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	37,773	24,448
Deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	2,142	2,001
Advances and loans receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	1,767	2,483
Equity investment [Member]
Disclosure of detailed information about financial instruments [line items]
Investments in equity instruments designated at fair value through other comprehensive income	2,605
Unpaid capital contribution [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost		89,295
At fair value [Member] | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	4,375	5,156
Financial liabilities, at fair value	8,436
At fair value [Member] | Level 3 | Contingent consideration [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	8,436
At fair value [Member] | Level 3 | Loans Receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	2,665
At fair value [Member] | Level 3 | Advances and loans receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,770	2,491
At fair value [Member] | Level 3 | Equity investment [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,605
At fair value [Member] | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	518,145	298,664
At fair value [Member] | Level 2 | Trade and other payables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	518,145	298,664
At fair value [Member] | Level 2 | Trade and other payables [Member] | For Capitalized Licenses [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	€ 447,792	€ 233,353